CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss for the year	$ (59,932)	$ (44,667)
Adjustments for:
Depreciation	395	212
Foreign exchange loss, unrealized	(203)	(26)
Gain on disposal of mineral property		(49)
Income tax expense		113
Income taxes paid	(53)	(59)
Interest expense	34	44
Interest income	(1,493)	(759)
Share-based compensation	2,721	4,622
Changes in non-cash working capital items:
Amounts receivable	584	(176)
Value-added taxes receivable	(6,200)	(3,131)
Prepaids and deposits	(3,895)	(214)
Accounts payable and accrued liabilities	1,353	2,316
Net cash used in operating activities	(66,689)	(41,774)
Cash flows from investing activities
Interest received	1,043	596
Option payment received		344
Expenditures on mineral property, plant, and equipment	(22,921)	(1,366)
Net cash used in investing activities	(21,878)	(426)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital stock issued	108,959	97,404
Capital stock issuance costs	(1,776)	(5,049)
Loan drawdown, net of fees	28,967
Payment of lease liabilities	(138)	(137)
Net cash provided by financing activities	136,012	92,218
Effect of foreign exchange on cash and cash equivalents	2,702	2,709
Change in cash and cash equivalents, during the year	50,147	52,727
Cash and cash equivalents, beginning of the year	84,989	32,262
Cash and cash equivalents, end of the year	$ 135,136	$ 84,989